BUSINESS AND BASIS OF PRESENTATION - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
Business And Basis Of Presentation [Line Items]
BUSINESS AND BASIS OF PRESENTATION

1.           BUSINESS AND BASIS OF PRESENTATION

Business — DSS Holdings L.P. (“DHLP” or “Company”), is a Cayman Island limited partnership formed on October 1, 2007. The Company is a seaborne transporter of refined petroleum products, primarily through time charter arrangements with third-party shipping companies, and crude oil through the spot market/operating pools, operating in the international shipping industry.

The Company indirectly wholly-owns Diamond S Management LLC (Marshall Islands) (“DSMM”) and Diamond S Management (Singapore) Pte. Ltd. (“DSMS”). DSMM and DSMS provide commercial management, administrative support service, technical, safety, quality, crewing, marine operations and related services in connection with the operation of the vessels.

The Company indirectly holds a 51% ownership interest in NT Suez Holdco LLC, a Marshall Islands limited liability company, formed on September 23, 2014, which is a joint venture with an affiliate of the Company’s largest shareholder.

The Company indirectly holds a 51% ownership interest in Diamond Anglo Ship Management Pte. Ltd., a Singaporean company, formed on January 11, 2018, which is a joint venture with an unrelated third party.

The Company, through its wholly-owned subsidiaries, owns and operates 41 vessels: 31 medium range (“MR”) vessels and ten Suezmax vessels. The Company also controls and operates two Suezmax vessels through a joint venture (see Note 3).

The list below includes the 43 vessel-owning companies and fleet information as of December 31, 2018:

			Size
Wholly-Owned Subsidiary	Vessel	Vessel Type	(DWT)(1)	Delivery Date	Year Built
Heroic Andromeda Inc.	High Jupiter	MR	51,603	Sep-27-11	2008
Heroic Aquarius Inc.	Atlantic Aquarius	MR	49,999	Sep-27-11	2008
Heroic Auriga Inc.	Pacific Jewel	MR	48,012	Oct-13-11	2009
Heroic Avenir Inc.	Alpine Madeleine	MR	49,999	Sep-27-11	2008
Heroic Corona Borealis Inc.	Alpine Maya	MR	51,501	Sep-27-11	2010
Heroic Equuleus Inc.	Alpine Melina	MR	51,483	Sep-27-11	2010
Heroic Gaea Inc.	Atlantic Frontier	MR	49,999	Sep-27-11	2007
Heroic Hera Inc.	Atlantic Grace	MR	49,999	Sep-27-11	2008
Heroic Hercules Inc.	Atlantic Star	MR	49,999	Sep-27-11	2008
Heroic Hologium Inc.	Atlantic Polaris	MR	49,999	Sep-27-11	2009
Heroic Hydra Inc.	Atlantic Muse	MR	51,498	Oct-13-11	2009
Heroic Leo Inc.	Atlantic Leo	MR	49,999	Sep-27-11	2008
Heroic Libra Inc.	Atlantic Lily	MR	49,999	Sep-27-11	2008
Heroic Lyra Inc.	Atlantic Pisces	MR	49,999	Sep-27-11	2009
Heroic Octans Inc.	Atlantic Mirage	MR	51,476	Oct-13-11	2009
Heroic Pegasus Inc.	High Mercury	MR	51,501	Sep-27-11	2008
(1)	DWT refers to max Summer deadweight tonnage

			Size
Wholly-Owned Subsidiary	Vessel	Vessel Type	(DWT)(1)	Delivery Date	Year Built
Heroic Perseus Inc.	Alpine Mystery	MR	49,999	Sep-27-11	2009
Heroic Pisces Inc.	Atlantic Olive	MR	49,999	Sep-27-11	2008
Heroic Rhea Inc.	High Saturn	MR	51,527	Sep-27-11	2008
Heroic Sagittarius Inc.	Atlantic Rose	MR	49,999	Sep-27-11	2008
Heroic Scorpio Inc.	Atlantic Titan	MR	49,999	Sep-27-11	2008
Heroic Scutum Inc.	Adriatic Wave	MR	51,549	Sep-27-11	2009
Heroic Serena Inc.	Alpine Mathilde	MR	49,999	Sep-27-11	2008
Heroic Tucana Inc.	Aegean Wave	MR	51,510	Sep-27-11	2009
Heroic Uranus Inc.	Atlantic Gemini	MR	49,999	Sep-27-11	2008
Heroic Virgo Inc.	High Mars	MR	51,542	Sep-27-11	2008
White Boxwood Shipping S.A.	Alpine Moment	MR	49,999	Sep-27-11	2009
White Holly Shipping S.A.	Alpine Minute	MR	49,999	Sep-27-11	2009
CVI Atlantic Breeze, LLC	Atlantic Breeze	MR	49,999	Dec-12-13	2007
CVI Citron, LLC	Citron	MR	49,999	Dec-12-13	2007
CVI Citrus, LLC	Citrus	MR	49,995	Dec-12-13	2008
DSS 1 LLC	San Saba	Suezmax	159,018	Jun-05-12	2012
DSS 2 LLC	Rio Grande	Suezmax	159,056	Jul-03-12	2012
DSS 5 LLC	Red	Suezmax	159,068	Oct-04-12	2012
DSS 6 LLC	Frio	Suezmax	159,000	Dec-04-12	2012
DSS 7 LLC	Trinity	Suezmax	158,734	Mar-28-16	2016
DSS 8 LLC	San Jacinto	Suezmax	158,658	Jun-21-16	2016
DSS A LLC	Brazos	Suezmax	158,537	Jan-03-12	2012
DSS B LLC	Pecos	Suezmax	158,465	Apr-18-12	2012
DSS C LLC	Sabine	Suezmax	158,493	Jul-02-12	2012
DSS D LLC	Colorado	Suezmax	158,615	Nov-09-12	2012
NT Suez One LLC	Loire	Suezmax	157,463	Oct-17-16	2016
NT Suez Two LLC	Namsen	Suezmax	157,543	Nov-13-16	2016
(1)	DWT refers to max Summer deadweight tonnage

As of December 31, 2018, the average age of the fleet was 6.9 years old.

In November 2018, the Company entered into a definitive transaction agreement with Capital Product Partners, L.P. (“CPLP”) to merge tanker businesses in a share-for-share transaction. Holders of CPLP units will receive approximately 33% of the combined entity with the remaining approximately 67% of the shares distributed to holders of the Company. The combined entity is expected to be renamed Diamond S Shipping Inc. and based on the guidelines of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805 and Accounting Standards Update (“ASU”) 2017‑01, the Company is the acquirer for accounting purposes. If the transaction is consummated, the combined company will own and operate 68 vessels.